Derivative instruments and hedging activities - Derivative Amounts Included in Consolidated Statements of Income (Detail) (Derivatives used for trading and non-trading purposes [Member], JPY ¥)
In Billions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Derivative [Line Items]
Net gain (loss) on trading derivatives	¥ (171)		¥ (120)		¥ (284)		¥ (102)
Equity contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	(129)	[1],[2]	(46)	[1],[2]	(160)	[1],[2]	18	[1],[2]
Interest rate contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	14	[1],[2]	(76)	[1],[2]	(58)	[1],[2]	35	[1],[2]
Credit contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	10	[1],[2]	(38)	[1],[2]	(9)	[1],[2]	(37)	[1],[2]
Foreign exchange contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	(66)	[1],[2]	40	[1],[2]	(57)	[1],[2]	(119)	[1],[2]
Commodity contracts [Member]
Derivative [Line Items]
Net gain (loss) on trading derivatives	¥ 0	[1],[2]	¥ 0	[1],[2]	¥ 0	[1],[2]	¥ 1	[1],[2]

[1]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2013 and 2014, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.